RELATED PARTIES - General information (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and equivalents	$ 34,025,535	$ 30,117,236	$ 28,401,283	$ 22,336,838
Financial assets in credit operations	145,748	85,402
Accounts receivable	206,447,165	182,128,114
Other assets	508,539	427,220
Liabilities
Deposits	211,841,597	175,491,421
Financial liabilities	271,975,564	231,392,733
Other liabilities	9,777,863	8,729,382
Individuals with Control Over Entity [Member]
Assets
Financial assets in credit operations	5,916	2,936
Accounts receivable	9	9
Other assets	34
Liabilities
Deposits	300,093	273,224
Accounts payable	689	561
Financial liabilities		3
Key management personnel of entity or parent [member]
Assets
Financial assets in credit operations	7,355	7,775
Accounts receivable	21	14
Liabilities
Deposits	27,058	27,000
Accounts payable	351	347
Financial liabilities	8	15
Associates [member]
Assets
Financial assets in investments	1,043,666	1,006,340
Financial assets in credit operations	569,718	1,148,522
Accounts receivable	7,301	12,243
Other assets	3,207	14,118
Liabilities
Deposits	117,815	97,097
Accounts payable	5,194	9,165
Financial liabilities		72
Other liabilities	2,575	1,937
Entities controlled by individuals [Member]
Assets
Financial assets in credit operations	1,604,776	1,513,287
Accounts receivable	29,354	2,958
Other assets	7,313	3,232
Liabilities
Deposits	1,796,235	1,290,574
Accounts payable	695,671	514,976
Financial liabilities		30,000
Other liabilities	350	714
Entities with joint control or significant influence over entity [member]
Assets
Financial assets in credit operations	135,531	122,964
Accounts receivable	12	241
Other assets	167
Liabilities
Deposits	9,219	7,032
Accounts payable	$ 10	$ 21